Summary of Significant Accounting Policies and Recent Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Finite Lived Intangible Assets Estimated Useful Lives
Depreciation and amortization is provided over the following estimated useful lives:

Asset Description	Estimated Useful Lives
Laboratory equipment	5 years
Computer equipment	3 years
Office furniture and equipment	5 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term